Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	920,746
Granted (in shares)	97,112
Exercised (in shares)	(256,803)
Forfeited (in shares)	(18,102)
Outstanding at end of period (in shares)	742,953
Exercisable at end of period (in shares)	349,256
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 74.32
Granted (USD per share)	140.13
Exercised (USD per share)	66.32
Forfeited (USD per share)	79.97
Outstanding at end of period (USD per share)	85.55
Exercisable at end of period (USD per share)	66.96
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	22.39
Granted (USD per share)	43.43	$ 36.84
Exercised (USD per share)	20.00
Forfeited (USD per share)	24.34
Outstanding at end of period (USD per share)	25.92
Exercisable at end of period (USD per share)	$ 20.50
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	5 years 1 month 24 days
Exercisable at end of period (in years)	4 years 14 days